Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	May 31, 2017	Aug. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 513,923	$ 587,619	$ 1,057,428	$ 1,228,727
Income (Loss) from Vessel Operations	48,286	75,978	129,891	211,303
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(26,057)	(24,928)	(48,721)	(55,334)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	264,792	284,464	540,930	591,172
Income (Loss) from Vessel Operations	46,218	24,271	106,676	112,570
Teekay Offshore | Offshore Logistics | Operating Segments
Segment Reporting Information [Line Items]
Revenues	151,080	155,095	310,527	320,205
Income (Loss) from Vessel Operations	15,400	(11,954)	43,283	30,552
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	110,247	124,715	223,102	257,499
Income (Loss) from Vessel Operations	31,601	36,412	64,581	76,024
Teekay Offshore | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	3,465	4,654	7,301	13,468
Income (Loss) from Vessel Operations	(783)	(187)	(1,188)	5,994
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	100,904	99,241	202,084	195,012
Income (Loss) from Vessel Operations	29,871	47,554	75,949	64,537
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	89,431	84,497	178,378	163,082
Income (Loss) from Vessel Operations	40,043	42,484	83,379	82,673
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	11,473	14,744	23,706	31,930
Income (Loss) from Vessel Operations	(10,172)	5,070	(7,430)	(18,136)
Teekay Tankers
Segment Reporting Information [Line Items]
Ownership percentage					50.00%
Initial ownership percentage						50.00%
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	108,789	145,738	239,274	317,047
Income (Loss) from Vessel Operations	1,587	32,948	12,328	89,772
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	65,495	83,104	123,861	180,830
Income (Loss) from Vessel Operations	(29,390)	(28,795)	(65,062)	(55,576)
Teekay Parent | Other
Segment Reporting Information [Line Items]
Revenues	15,565	14,970	27,422	43,440
Income (Loss) from Vessel Operations	(7,784)	(8,276)	(20,586)	(16,252)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	48,173	58,600	92,515	113,806
Income (Loss) from Vessel Operations	(18,618)	(8,343)	(39,029)	(26,043)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	1,757	9,534	3,924	23,584
Income (Loss) from Vessel Operations	$ (2,988)	$ (12,176)	$ (5,447)	$ (13,281)